Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Content Library [Policy Text Block]
Content Library
Content library consists of movies and video games available for rent or purchase. We obtain our movie and video game content through revenue sharing agreements and license agreements with studios and game publishers, as well as through distributors and other suppliers. The cost of content mainly includes the cost of the movies and video games, labor, overhead, freight, and studio revenue sharing expenses. The content purchases are capitalized and amortized to their estimated salvage value as a component of direct operating expenses over the usage period. Content salvage values are estimated based on the amounts that we have historically recovered on disposal. For purchased content that we expect to sell at the end of its useful life, we determine an estimated salvage value. For licensed content that we do not expect to sell, no salvage value is provided. The useful lives and salvage value of our content library are periodically reviewed and evaluated. The amortization charges were derived utilizing rental curves based on historical performance of movies and games over their useful lives and recorded on an accelerated basis, reflecting higher rentals of movies and video games in the first few weeks after release, and substantially all of the amortization expense is recognized within one year of purchase.